UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D/A
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the quarterly distribution period from
April 30, 2008 to June 30, 2008
Commission File Number of issuing entity: 333-141930-09
SLM STUDENT LOAN TRUST 2008-5
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-141930
SLM FUNDING LLC
(Exact name of depositor as specified in its charter)
SALLIE MAE, INC.
(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	61-1466416 04-3480392 54-1843973 (I.R.S. Employer Identification Nos.)
c/o The Bank of New York Mellon Trust Company, National Association
10161 Centurion Parkway
Jacksonville, Florida
32256
(Zip Code)
(Address of principal executive offices
of issuing entity)
(703) 984-6419
(Telephone number including area code)
Not Applicable
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Class A-1 Student Loan Backed Notes	☐	☐	☑
Class A-2 Student Loan Backed Notes	☐	☐	☑
Class A-3 Student Loan Backed Notes	☐	☐	☑
Class A-4 Student Loan Backed Notes	☐	☐	☑
Class B Student Loan Backed Notes	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☑                     No ☐

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On July 25, 2008, a distribution was made to the holders of SLM Student Loan Trust 2008-5 (the “Trust”) Student Loan-Backed Notes. The related Quarterly Distribution Report was included as Exhibit 99.1 to the Distribution Report on Form 10-D filed by the Trust on August 8, 2008. Certain information in the Quarterly Distribution Report filed on August 8, 2008 was inaccurate. The revised Quarterly Distribution Report is included as Exhibit 99.1 to this Form 10-D/A.
PART II — OTHER INFORMATION
Item 2. Legal Proceedings. None.
Item 3. Sales of Securities and Use of Proceeds. None.
Item 4. Defaults Upon Senior Securities. None.
Item 5. Submission of Matters to a Vote of Security Holders. None.
Item 6. Significant Obligors of Pool Assets. No updates to report.
Item 7. Significant Enhancement Provider Information. None.
Item 8. Other Information.
Item 9. Exhibits.
(a)	99.1 Amended Quarterly Distribution Report for SLM Student Loan Trust 2008-5 in relation to the distribution on July 25, 2008.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the Trust has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 24, 2008	SLM STUDENT LOAN TRUST 2008-5

	By:	SALLIE MAE, INC.,
the Administrator

	By:	/s/ JONATHAN C. CLARK

Name: Jonathan C. Clark
Title: Senior Vice President & Treasurer

INDEX TO EXHIBITS

Exhibit Number	Exhibit
99.1	Amended Quarterly Distribution Report for SLM Student Loan Trust 2008-5 in relation to the distribution on July 25, 2008.